Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 151,505	$ 138,183	$ 111,141
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization (accretion) of fees, discounts, premiums and intangible assets, net	7,067	31,046	20,663
Depreciation	8,707	3,456	32,828
Cash received from FDIC under loss share	13,421	7,587	6,667
Stock option compensation expense	473	848	1,087
Provision for loan losses	1,350	44,955	93,104
(Gain) loss on investment securities and real estate held for sale, net	(8,011)	(100,952)	23,315
Loss on extinguishment of debt	0	95,565	0
Decrease (increase) in accrued interest receivable	(330)	5,726	(3,312)
Increase in FDIC loss share receivable	(1,482)	(3,284)	(10,470)
(Increase) decrease in income taxes receivable	(17,462)	18,066	(11,351)
Decrease (increase) in other assets	36,350	(74,889)	21,600
Increase (decrease) in accrued expenses and other liabilities	(10,166)	8,649	(23,575)
Net cash provided by operating activities	181,422	174,956	261,697
CASH FLOWS FROM INVESTING ACTIVITIES
Net principal collections (loan originations)	343,771	544,240	400,054
FRB stock purchase	(23,981)	0	0
FHLB stock redeemed	5,894	1,830	0
Available-for-sale securities purchased	(889,595)	(2,442,184)	(1,585,945)
Principal payments and maturities of available-for-sale securities	275,726	1,608,603	727,379
Available-for-sale securities sold	43,198	2,257,913	131,361
Held-to-maturity securities purchased	(787,449)	(1,167,121)	0
Principal payments and maturities of held-to-maturity securities	331,022	23,082	33,874
Net cash received from acquisition	202,308	50,576	0
Proceeds from sales of real estate held for sale	115,615	175,832	110,400
Covered REO acquired	20,843	33,579	29,383
Premises and equipment purchased and REO improvements	(29,246)	(32,010)	(10,539)
Net cash (used in) provided by investing activities	(391,894)	1,054,340	(164,033)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) in customer accounts	(223,515)	(225,068)	(186,637)
Proceeds from long-term borrowings	50,000	0	200,000
Repayments of long-term borrowings	(22,470)	(995,306)	(100,000)
Proceeds from exercise of common stock options and related tax benefit	4,261	357	1,686
Dividends paid on common stock	(37,835)	(32,430)	(25,697)
Treasury stock purchased, net	(110,238)	(41,914)	(59,680)
Decrease in advance payments by borrowers for taxes and insurance	2,402	493	44
Net cash used in financing activities	(337,395)	(1,293,868)	(170,284)
(Decrease) in cash and cash equivalents	(547,867)	(64,572)	(72,620)
Cash and cash equivalents at beginning of period	751,430	816,002	888,622
Cash and cash equivalents at end of period	203,563	751,430	816,002
Non-cash investing activities
Non-covered real estate acquired through foreclosure	91,352	160,971	112,693
Covered real estate acquired through foreclosure	11,196	15,905	54,638
Cash paid during the period for
Interest	140,409	199,735	228,444
Income taxes	80,417	59,596	73,798
The following summarizes the non-cash activities related to acquisitions
Fair value of assets and intangibles acquired, including goodwill	607,193	124,594	0
Fair value of liabilities assumed	(776,009)	(154,493)	0
Net fair value of acquired assets (liabilities)	$ (168,816)	$ (29,899)	$ 0